DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2016
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Description	Estimated Useful Life
Furniture	5 - 7
Laboratory equipment	3 - 5
Computer and equipment	3 - 5
Software	5